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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07890

                 AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
               (Exact name of registrant as specified in charter)

               11 Greenway Plaza, Suite 2500 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

                              John M. Zerr, Esquire
               11 Greenway Plaza, Suite 2500 Houston, Texas 77046
                     (Name and address of agent for service)

                                    Copy to:

                            Stephen R. Rimes, Esquire
                             Invesco Advisors, Inc.
                          11 Greenway Plaza, Suite 2500
                                Houston, TX 77046

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end:

Invesco High Income Municipal Fund                    02/28
Invesco Municipal Fund                                09/30
Invesco Tax-Exempt Cash Fund                          02/28
Invesco Tax-Exempt Securities Fund                    12/31
Invesco Tax-Free Intermediate Fund                    02/28
Invesco Van Kampen California Insured Tax Free Fund   12/31
Invesco Van Kampen High Yield Municipal Fund          11/30
Invesco Van Kampen Insured Tax Free Income Fund       09/30
Invesco Van Kampen Intermediate Term Municipal Fund   09/30
Invesco Van Kampen Municipal Income Fund              09/30
Invesco Van Kampen New York Tax Free Income Fund      12/31

Date of reporting period: 7/01/09 - 6/30/10

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07890
Reporting Period: 07/01/2009 - 06/30/2010
AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)









====================== Invesco High Income Municipal Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



============================ Invesco Municipal Fund ============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



========================= Invesco Tax-Exempt Cash Fund =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



====================== Invesco Tax-Exempt Securities Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



====================== Invesco Tax-Free Intermediate Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



============= Invesco Van Kampen California Insured Tax Free Fund ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



================= Invesco Van Kampen High Yield Municipal Fund =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=============== Invesco Van Kampen Insured Tax Free Income Fund ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



========== Invesco Van Kampen Intermediate Term Municipal Income Fund ==========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=================== Invesco Van Kampen Municipal Income Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=============== Invesco Van Kampen New York Tax-Free Income Fund ===============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AIM TAX-EXEMPT FUNDS (INVESCO TAX-EXEMPT FUNDS)


By (Signature and Title)* /s/ PHILIP A. TAYLOR
                          --------------------------------
                          Philip A. Taylor
                          Principal Executive Officer

Date August 20, 2010

*    Please print the name and title of the signing officer below the signature.